Financial risk management - Maturity analysis for derivatives (Details) - Derivatives - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (2,356,046)	₩ (1,634,074)
Less than 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	771,588	453,751
1~3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(810,792)	(12,670)
3~6 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(29,804)	(68,634)
6 months ~ 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(93,500)	6,511
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	(2,117,259)	(1,847,862)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives	₩ (76,279)	₩ (165,170)